Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Balance Sheets (Details) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Jun. 27, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 8,151	$ 185,388	$ 12,570	$ 13,215
Accounts receivable, net	213,048	145,544		141,302
Cost and estimated earnings in excess of billings	29,026	5,690		10,174
Inventories	174,739	130,082		111,553
Other current assets	8,040	4,807		16,005
Total current assets	433,004	471,511		292,249
Property, plant and equipment, net	1,439,194	1,269,006		950,601
Goodwill	757,658	596,397		419,270	$ 127,038
Intangible assets, net	25,582	15,005		17,647
Other assets	46,040	43,243		32,886
Total assets	2,701,478	2,395,162		1,712,653	$ 1,234,414
Current liabilities:
Current portion of debt	20,500	6,500		5,300
Current portion of acquisition-related liabilities	15,231	18,084		18,402
Accounts payable	103,940	81,397		78,854
Accrued expenses	106,943	92,942		101,496
Billings in excess of costs and estimated earnings	9,695	13,081		8,958
Total current liabilities	256,309	212,004		212,985
Long-term debt	1,532,462	1,273,652		1,043,685
Acquisition-related liabilities	25,539	31,028		42,736
Other noncurrent liabilities	116,478	100,186		92,524
Total liabilities	1,915,059	1,616,870		1,391,930
Total member's interest	786,419	778,292		286,983
Total liabilities and member's interest	2,701,478	2,395,162		1,712,653
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	(13,747)	(11,600)	(8,119)	(7,112)
Accounts receivable, net	(174)	(54)		(1,233)
Intercompany receivables	(901,716)	(687,383)		(415,030)
Other current assets				(1,853)
Total current assets	(915,637)	(699,037)		(425,228)
Other assets	(3,021,839)	(1,930,926)		(1,256,418)
Total assets	(3,937,476)	(2,629,963)		(1,681,646)
Current liabilities:
Accounts payable	(174)	(54)		(1,233)
Accrued expenses	(13,747)	(11,600)		(8,965)
Intercompany payables	(901,716)	(687,383)		(415,030)
Total current liabilities	(915,637)	(699,037)		(430,491)
Long-term debt				(633,917)
Other noncurrent liabilities	(195,793)	(155,293)		(55,107)
Total liabilities	(1,111,430)	(854,330)		(1,119,515)
Total member's interest	(2,826,046)	(1,775,633)		(561,328)
Total liabilities and member's interest	(3,937,476)	(2,629,963)		(1,681,646)
Issuers [Member]
Current assets:
Cash and cash equivalents	9,252	180,712	10,225	10,837
Accounts receivable, net		1		1
Intercompany receivables	780,445	562,311		376,344
Other current assets	1,718	764		7,148
Total current assets	791,415	743,788		394,330
Property, plant and equipment, net	8,987	10,355		7,035
Other assets	2,939,472	1,840,889		1,151,554
Total assets	3,739,874	2,595,032		1,552,919
Current liabilities:
Current portion of debt	20,500	6,500
Current portion of acquisition-related liabilities	1,000	1,400		166
Accounts payable	3,604	2,138		3,655
Accrued expenses	42,357	40,437		37,101
Intercompany payables	520,926	122,174		162,728
Total current liabilities	588,387	172,649		208,925
Long-term debt	1,516,733	1,273,652		1,057,992
Other noncurrent liabilities	4,012	1,292		796
Total liabilities	2,109,132	1,447,593		1,267,713
Total member's interest	1,630,742	1,147,439		285,206
Total liabilities and member's interest	3,739,874	2,595,032		1,552,919
Wholly Owned Guarantors [Member]
Current assets:
Cash and cash equivalents	2,290	4,068	808	695
Accounts receivable, net	205,199	136,916		124,380
Intercompany receivables	121,271	114,402		30,539
Cost and estimated earnings in excess of billings	28,621	5,389		9,819
Inventories	168,862	126,553		98,188
Other current assets	5,180	3,306		8,471
Total current assets	531,423	390,634		272,092
Property, plant and equipment, net	1,409,292	1,232,340		610,717
Goodwill	709,021	550,028		340,969
Intangible assets, net	24,978	13,797		14,245
Other assets	126,659	130,992		111,155
Total assets	2,801,373	2,317,791		1,349,178
Current liabilities:
Current portion of acquisition-related liabilities	14,231	16,684		18,236
Accounts payable	97,114	74,111		65,018
Accrued expenses	77,305	62,217		59,477
Intercompany payables	376,306	562,537		245,416
Billings in excess of costs and estimated earnings	9,381	12,980		8,931
Total current liabilities	574,337	728,529		401,068
Long-term debt				466,292
Acquisition-related liabilities	25,539	31,028		42,736
Other noncurrent liabilities	251,443	197,484		64,312
Total liabilities	851,319	957,041		974,408
Total member's interest	1,950,054	1,360,750		374,770
Total liabilities and member's interest	2,801,373	2,317,791		1,349,178
Non Guarantor [Member]
Current assets:
Cash and cash equivalents	10,356	12,208	$ 9,656	8,793
Accounts receivable, net	8,023	8,681		11,525
Intercompany receivables		10,670		4,052
Cost and estimated earnings in excess of billings	405	301		355
Inventories	5,877	3,529		4,669
Other current assets	1,142	737		1,775
Total current assets	25,803	36,126		31,169
Property, plant and equipment, net	20,915	26,311		30,325
Goodwill	48,637	46,369		55,177
Intangible assets, net	604	1,208		2,860
Other assets	1,748	2,288		1,362
Total assets	97,707	112,302		120,893
Current liabilities:
Accounts payable	3,396	5,202		4,569
Accrued expenses	1,028	1,888		3,705
Intercompany payables	4,484	2,672		2,834
Billings in excess of costs and estimated earnings	314	101		27
Total current liabilities	9,222	9,863		11,135
Other noncurrent liabilities	56,816	56,703		57,736
Total liabilities	66,038	66,566		68,871
Total member's interest	31,669	45,736		52,022
Total liabilities and member's interest	$ 97,707	$ 112,302		$ 120,893